Share-based Compensation - Schedule of stock option activity (Details)	12 Months Ended
	Jul. 31, 2022 Share $ / shares	Jul. 31, 2021 Share $ / shares
Disclosure Of Detailed Information About Share Based Compensation [Abstract]
Number of options, Opening balance | Share	12,018,143	7,503,691
Weighted average exercise price, Opening balance | $ / shares	$ 10.63	$ 16.3
Options Granted | Share	17,851,906	5,273,906
Weighted average exercise price, Granted | $ / shares	$ 0.73	$ 5.21
Replacement options issued on acquisition | Share	162,009	905,902
Weighted average exercise price, replacement options issued on acquisition | $ / shares	$ 7.19	$ 3.81
Options Forfeited | Share	(4,714,233)	(630,473)
Weighted average exercise price, Forfeited | $ / shares	$ 4.47	$ 12.8
Options Expired | Share	(613,733)	(624,832)
Weighted average exercise price, Expired | $ / shares	$ 22.2	$ 25.95
Options Exercised | Share	(17,024)	(410,051)
Weighted average exercise price, Exercised | $ / shares	$ 2.54	$ 3
Number of options, Closing balance | Share	24,687,068	12,018,143
Weighted average exercise price, Closing balance | $ / shares	$ 0.73	$ 10.63